Employee Benefits - Additional Information (Detail) (EUR €)	12 Months Ended
	Dec. 31, 2014 Person Companies	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Senior management (excluding Board of Management) bonus, lower range	0.00%
Senior management (excluding Board of Management) bonus, higher range	75.00%
Recognized expense associated with share-based payments	€ 63,380,000	€ 52,371,000	€ 18,714,000
Tax benefit recognized related to recognized share-based compensation costs	14,900,000	10,700,000	900,000
Total compensation costs to be recognized in future periods	69,800,000	78,900,000	30,400,000
Weighted average period to be recognized in future in years	1 year 7 months 6 days	1 year 7 months 6 days	2 years
Period after deferral that participants elect to receive funds in future periods after earlier of the employment termination or their withdrawal election	3 years
Company's liability under deferred compensation plans	29,400,000	23,500,000
Number of Dutch payroll employees in multi-employer union plan	5,802
Number of companies which are covered by Multi Employer Plan	1,259
Number of Contributing Members in Multi-Employer Plan	144,000
Contribution to the multi-employer union plan, percentage		5.70%
Multi employer plan coverage ratio	102.00%	103.40%
Pension premium contribution percentage	24.10%
Pension premium contribution percentage, 2015	23.60%
Pension premium contribution percentage, 2016	23.60%
Pension premium contribution percentage, 2017	23.60%
Pension premium contribution percentage, 2018	23.60%
Pension premium contribution percentage, 2019	23.60%
Cymer Acquisition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Senior management (excluding Board of Management) bonus, lower range	0.00%
Senior management (excluding Board of Management) bonus, higher range	200.00%
Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
STI (Cash)	3,500,000	2,100,000	1,800,000
Profit Sharing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Wages and salaries	71,300,000	55,900,000	64,500,000
Employee Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Profit sharing bonus, higher range	20.00%
Profit sharing bonus, lower range	0.00%
Profit sharing percentage	16.00%	14.00%	18.00%
Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of granted shares options	3 years
Service condition, period	3 years
Employee Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service condition, period	3 years
Expiration period of unexercised stock options	10 years
Employee Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of annual gross base salary for which an employee can participate in stock option and share plan	10.00%
Minimum period for retaining the shares or stock options to qualify for cash bonus (months)	12 months
Percentage of bonus on initial participation amount after minimum period for retaining the shares or stock options	20.00%
Individual Variable Pay and Sales Reward [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Wages and salaries	28,000,000	25,800,000	24,400,000
Sales Reward [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Wages and salaries	€ 2,100,000	€ 2,300,000	€ 2,600,000